INVENTORIES, NET - Write downs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INVENTORIES, NET
Provision for excess and obsolete inventories	$ 7,781	$ 5,168	$ 7,297